Deferred tax	6 Months Ended
Jun. 30, 2020
Deferred tax
Deferred tax

C7     Deferred tax

The statement of financial position contains the following deferred tax assets and liabilities in relation to:

	Half year 2020 $m
			Movement	Other
			through	movements
			other	including
		Movement in	comprehensive	foreign
	Balance	income	income and	currency	Balance
	at 1 Jan	statement	equity	movements	at 30 Jun
Deferred tax assets
Unrealised losses or gains on investments	—	—	—	1	1
Balances relating to investment and insurance contracts	32	8	—	(1)	39
Short-term temporary differences	3,889	238	—	1	4,128
Unused tax losses	154	(64)	—	1	91
Total	4,075	182	—	2	4,259

Deferred tax liabilities
Unrealised losses or gains on investments	(877)	19	7	3	(848)
Balances relating to investment and insurance contracts	(1,507)	(110)	—	68	(1,549)
Short-term temporary differences	(2,853)	(28)	—	—	(2,881)
Total	(5,237)	(119)	7	71	(5,278)